Note 5 - Inventories	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Inventory Disclosure [Text Block]	5. Inventories: Inventories of $11,415 and $10,360 in the accompanying balance sheets at December 31, 2016 and June 30, 2017, respectively relate to bunkers, lubricants and spare parts.